Note 4 - Revenue Recognition - Impact of Adoption of Topic 606 (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Net sales		$ 1,199,581	$ 1,162,894
Discontinued operations, net sales			(165,668)
Cost of products sold		1,160,085	1,081,891
Discontinued operations, cost of products sold			(174,207)
Gross profit (loss)			81,003
Discontinued operations, gross profit (loss)			8,539
Operating (loss) income		(38,079)	14,831
Operating (loss) income			22,221
(Loss) earnings before income taxes		(49,259)	8,734
(Loss) earnings before income taxes			24,440
Net (loss) earnings from continuing operations		(36,483)	10,049
Net (loss) earnings from continuing operations		$ (42,230)	18,529
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Net sales	[1]		1,314,765
Cost of products sold	[1]		1,240,178
Gross profit (loss)	[1]		74,587
Operating (loss) income	[1]		(5,267)
(Loss) earnings before income taxes	[1]		(20,283)
Net (loss) earnings from continuing operations	[1]		(13,811)
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Net sales			13,797
Cost of products sold			15,920
Gross profit (loss)			(2,123)
Operating (loss) income			(2,123)
(Loss) earnings before income taxes			4,577
Net (loss) earnings from continuing operations			$ 5,331

[1]	These reported amounts for the twelve months ended March 31, 2018 are restated amounts. See the Company's Annual Report on Form 10-K for the year ended March 31, 2018 which was filed on June 29, 2018.